Intangible Assets and Cloud Computing Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of intangible assets
	December 31, 2022	December 31, 2021
Insurance license	$-	$63
Longevity pipeline	576	75
Underwriting API	770	53
Longevity API	697	-
Intangible assets	$2,043	$191

Schedule of components of cloud computing arrangements
	December 31, 2022	December 31, 2021
Digital insurance platform	$2,225	$1,980
Health study tool	-	765
Cloud computing arrangements	$2,225	$2,745